Commitments and Contingencies	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Franchise Agreement
Our franchise agreement, which requires the franchisees to remit continuing royalty fees at a specified percentage of the franchisee’s gross sales revenue, provides that we as franchisor, or our authorized representative, will: (a) provide franchisee with written schedules of all foods, food products, beverages, and other items for sale, and the furniture, fixtures, supplies and equipment necessary and required for the operation of the restaurant; (b) provide franchisee with a list of approved suppliers for the products and services necessary and required for the restaurant; (c) upon the reasonable written request of franchisee, render reasonable advisory services by telephone or in writing pertaining to the operation of the restaurant; (d) provide franchisee with a sample of the standard Zoës Kitchen menu, and any modifications to the menu; (e) loan franchisee a copy of the System’s operating manual and any supplements to the manual that may be published by us; and, (f) provide franchisee the opportunity to participate in group purchasing programs that we may use, develop, sponsor or provide on terms and conditions determined solely by us. In addition, as a condition to the commencement of business by the franchisee, the franchisee must attend and successfully complete our training program.
Litigation
We are involved in certain litigation and claims arising in the normal course of business. In the opinion of management, the resolution of these matters will not have a material adverse effect on the financial position or results of our operations.
Other
In connection with the IPO, the Company entered into Employment Agreements with two of its executives, superseding their existing employment agreements as discussed in our final prospectus filed on April 14, 2014. The Employment Agreements have an initial term of three years, with subsequent one year extensions unless terminated by the Company or the executive. Under both Employment Agreements, if the executive’s employment is terminated without "cause" or by the executive with "good reason," the executive is entitled to the following severance payments: a) 12 months of continued base salary; b) 12 months of continued health plan coverage, provided the executive continues to pay the relevant employee portion on an after-tax basis that was being paid prior to termination and provided that such coverage will cease if the executive obtains coverage through a new employer; c) a prorated annual bonus amount based on actual performance and prorated vesting of any incentive equity shares that would have otherwise vested in the 12-month period following termination. The severance payments are conditioned upon the executive entering into a general release in favor of the Company and our affiliates.

Commitments and Contingencies
Franchise Agreement
Our franchise agreement, which requires the franchisees to remit continuing royalty fees at a specified percentage of the franchisee's gross sales revenue, provides that we as franchisor, or its authorized representative, will: (a) provide franchisee with written schedules of all foods, food products, beverages, and other items for sale, and the furniture, fixtures, supplies and equipment necessary and required for the operation of the restaurant; (b) provide franchisee with a list of approved suppliers for the products and services necessary and required for the restaurant; (c) upon the reasonable written request of franchisee, render reasonable advisory services by telephone or in writing pertaining to the operation of the restaurant; (d) provide franchisee with a sample of the standard Zoës Kitchen menu, and any modifications to the menu; (e) loan franchisee a copy of the System's operating manual and any supplements to the manual that may be published by us; and, (f) provide franchisee the opportunity to participate in group purchasing programs that we may use, develop, sponsor or provide on terms and conditions determined solely by us. In addition, as a condition to the commencement of business by the franchisee, the franchisee must attend and successfully complete our training program.
Litigation
We are involved in certain litigation and claims arising in the normal course of business. In the opinion of management, the resolution of these matters will not have a material adverse effect on the financial position or results of our operations.